Commitments and Contingencies Operating Leases	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Operating Leases
13.	Commitments and Contingencies Operating Leases

Operating Leases

The Company leases its lab space under one-year lease agreements, currently expiring in September 2013.

Its corporate office space lease agreement expires in April 2014. Estimated future minimum rental payments on the leases are as follows:

Year ending December 31
2013	$145,964
2014	34,015

TOTAL	$179,979

Total rent expense for the Company’s leased office and lab space for the years ended December 31, 2012 and 2011 was approximately $176,000 and $171,000, respectively.

Service Agreements

In 2008, the Company entered into a biostorage and management services agreement with a vendor. The agreement specifies monthly administration fees, storage fees based on volume, and retrieval fees per specimen based on lead times. The agreement can be terminated with 90 days written notice.

In 2009, the Company also entered into a two-year tissue processing agreement with another vendor. Tissue processing fees are based on a per donor batch rate. The agreement requires minimum annual purchases of $160,000 and either party may terminate this agreement with six month written notice. In 2011 and 2012, the parties agreed to an extension for an additional twelve months and amended the agreement to provide for automatic twelve month renewals.

In August 2008, the Company entered into an agreement to distribute the AxoGuard® product worldwide in the field of peripheral nerve repair, and the parties subsequently amended the agreement in March, 2012. The agreement has an initial seven-year term from the date of the original agreement and following such initial term, the agreement automatically renews for an additional seven (7) year period provided that the parties agree to meet at least ninety (90) days before the end of such initial term to review whether the purchase price of the products obtained from Cook Biotech need to be adjusted and reasonably agree to such adjustment in writing, where such agreement shall not be unreasonably withheld. The Cook Biotech agreement also requires certain minimum purchases, although through mutual agreement the parties have not established such minimums and to date have not enforce such provision, and establishes a formula for the transfer cost of the AxoGuard® products.

In December 2011, the Company also entered into a Master Services Agreement for Clinical Research and Related Services. The Company was required to pay $151,318 upon execution of this agreement and $20,416 per month for 42 months starting in January 2012 through August 2015.

Certain executive officers of the Company are parties to employment contracts. All such contracts have severance payments in the event of a Company change of control, provided certain conditions are met. One contract has a severance provision in the event of termination without cause.